Cover Page	9 Months Ended
Sep. 30, 2020
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2020
Entity Registrant Name	Ascendis Pharma A/S
Entity Central Index Key	0001612042
Current Fiscal Year End Date	--12-31